segment information - Income before income taxes (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Income before income taxes
Operating revenues - external, other income and intersegment	$ 5,082	$ 4,974	$ 10,139	$ 9,906
Goods and services purchased	1,858	1,825	3,705	3,635
Employee benefits expense	1,545	1,473	3,011	2,957
EBITDA			3,423	3,314	$ (6,949)	$ 6,840	$ (6,536)
Depreciation	601	608	1,193	1,298
Amortization of intangible assets	403	386	803	759
Impairment of goodwill	500		500
Operating income (loss)	175	682	927	1,257
Financing costs	373	382	717	776
Income (loss) before income taxes	(198)	300	210	481
TELUS technology solutions
Income before income taxes
Operating revenues - external, other income and intersegment	3,848	3,824	7,731	7,620
Goods and services purchased	1,727	1,700	3,453	3,371
Employee benefits expense	572	651	1,159	1,360
EBITDA	1,549	1,473	3,119	2,889
Depreciation	535	529	1,064	1,150
Amortization of intangible assets	238	235	478	458
Operating income (loss)	776	709	1,577	1,281
TELUS health
Income before income taxes
Operating revenues - external, other income and intersegment	519	448	992	870
Goods and services purchased	185	187	374	368
Employee benefits expense	250	212	467	418
EBITDA	84	49	151	84
Depreciation	10	30	23	53
Amortization of intangible assets	100	90	194	180
Operating income (loss)	(26)	(71)	(66)	(149)
TELUS Digital Experience
Income before income taxes
Operating revenues - external, other income and intersegment	966	936	1,928	1,860
Goods and services purchased	182	160	362	314
Employee benefits expense	723	610	1,385	1,183
EBITDA	61	166	181	363
Depreciation	56	49	106	95
Amortization of intangible assets	65	61	131	121
Impairment of goodwill	500		500
Operating income (loss)	(560)	56	(556)	147
Consolidated
Income before income taxes
Operating revenues - external, other income and intersegment	5,082	4,974	10,139	9,906
Goods and services purchased	1,858	1,825	3,705	3,635
Employee benefits expense	1,545	1,473	3,011	2,957
EBITDA	1,679	1,676	3,423	3,314
Depreciation	601	608	1,193	1,298
Amortization of intangible assets	403	386	803	759
Impairment of goodwill	500		500
Operating income (loss)	175	682	927	1,257
Eliminations
Income before income taxes
Operating revenues - external, other income and intersegment	(251)	(234)	(512)	(444)
Goods and services purchased	(236)	(222)	(484)	(418)
Employee benefits expense				(4)
EBITDA	(15)	(12)	(28)	(22)
Operating income (loss)	$ (15)	$ (12)	$ (28)	$ (22)